File No. 333-125798


                       SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549-1004

                                 POST-EFFECTIVE
                                AMENDMENT NO. 5

                                       TO

                                    FORM S-6

For Registration Under the Securities Act of 1933 of Securities of Unit Investment Trusts Registered on Form N-8B-2


                                    FT 1010
            NEW YORK MUNICIPAL INCOME CLOSED-END PORTFOLIO, SERIES 8
                             (Exact Name of Trust)

                          FIRST TRUST PORTFOLIOS L.P.
                           (Exact Name of Depositor)

                             120 East Liberty Drive
                                   Suite 400
                            Wheaton, Illinois  60187

         (Complete address of Depositor's principal executive offices)



          FIRST TRUST PORTFOLIOS L.P.          CHAPMAN AND CUTLER LLP
          Attn:  James A. Bowen                Attn:  Eric F. Fess
          120 East Liberty Drive               111 West Monroe Street
          Suite 400                            Chicago, Illinois  60603
          Wheaton, Illinois  60187


               (Name and complete address of agents for service)

It is proposed that this filing will become effective (check appropriate box)

:____:          immediately upon filing pursuant to paragraph (b)
:__X_:          September 30, 2010
:____:          60 days after filing pursuant to paragraph (a)
:____:          on (date) pursuant to paragraph (a) of rule (485 or 486)

                      CONTENTS OF POST-EFFECTIVE AMENDMENT
                           OF REGISTRATION STATEMENT

          This Post-Effective Amendment of Registration Statement comprises the following papers and documents:

          The facing sheet

          The purpose of the Amendment

          The signatures


                          THE PURPOSE OF THE AMENDMENT

          The purpose of this amendment is to terminate the declaration made pursuant to Rule 24f-2 promulgated under the Investment Company Act of 1940, as amended, because Units of FT 1010 are no longer being offered for sale in the secondary market. A final Rule 24f-2 Notice with respect to such series has been filed concurrently with this filing.

                                   SIGNATURES
          Pursuant to the requirements of the Securities Act of 1933, the Registrant, FT 1010, NEW YORK MUNICIPAL INCOME CLOSED-END PORTFOLIO, SERIES 8, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment of its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Wheaton and State of Illinois on September 30, 2010.

                       FT 1010

                       NEW YORK MUNICIPAL INCOME CLOSED-END PORTFOLIO, SERIES 8
                      (Registrant)

                   By: FIRST TRUST PORTFOLIOS L.P.
                      (Depositor)


By: Jason T. Henry
    Senior Vice President

          Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following person in the capacity and on the date indicated:

          NAME                 TITLE*                      DATE

Judith  M.  Van  Kampen        Director                  )
                               of  The  Charger          ) September  30,  2010
                               Corporation,  the         )
                               General  Partner  of      )
                               First  Trust              )
                               Portfolios  L.P.          )
                                                         )
Karla  M.  Van  Kampen-Pierre  Director                  )
                               of  The  Charger          ) Jason  T.  Henry
                               Corporation,  the         ) Attorney-in-Fact**
                               General  Partner  of      )
                               First  Trust              )
                               Portfolios  L.P.          )
                                                         )
                                                         )
David  G.  Wisen               Director                  )
                               of  The  Charger          )
                               Corporation,  the         )
                               General  Partner  of      )
                               First  Trust              )
                               Portfolios  L.P.          )


          * The title of the person named herein represents his capacity in and relationship to First Trust Portfolios L.P., Depositor.

          **          An  executed  copy  of  the  related power of attorney was filed with the Securities and Exchange Commission in connection with the Amendment No. 1 to Form S-6 of FT 597 (File No. 333-76518) and the same is hereby incorporated herein by this reference.